Income taxes - Summary of Changes in the Valuation Allowance for Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Valuation Allowance [Abstract]
Valuation allowance as of beginning of year	$ 14,246	$ 2,976
Increases recorded to income tax provision	18,867	11,270
Valuation allowance as of end of year	$ 33,113	$ 14,246